RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS
Related party payable, short term	$ 91,250		$ 91,250		$ 829,418	$ 398,270
Related party loans, long term	0		0		10,000	1,245,840
Related party receivables	88,125		88,125		16,125	13,125
Revenue from related party	37,125	750	57,375	2,250	3,000	12,500
Revenue from related party	$ 39,325